Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2022
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2022	2021
Trade payables	1,276,546	1,787,287
Social security and other taxes	120,875	203,288
Accrued expenses	1,598,583	1,856,570
Total payables and accruals	2,996,004	3,847,145